Earnings per Share	12 Months Ended
Sep. 30, 2018
Earnings Per Share [Abstract]
Earnings per Share
Note 21.	Earnings per Share

Restricted stock awards we grant to non-employee directors are considered participating securities as they receive non-forfeitable rights to dividends at the same rate as our Common Stock. As participating securities, we include these instruments in the earnings allocation in computing earnings per share under the two-class method described in ASC 260, “Earnings per Share.” The following table sets forth the computation of basic and diluted earnings per share under the two-class method (in millions, except per share data):

	September 30,
	2018	2017	2016
Numerator:
Income from continuing operations	$1,909.3	$698.6	$154.8
Less: Net (income) loss from continuing operations attributable to noncontrolling interest	(3.2)	9.6	(2.1)
Income available to common stockholders, before discontinued operations	1,906.1	708.2	152.7
Less: Distributed and undistributed income available to participating securities	(0.2)	(0.1)	—
Distributed and undistributed income attributable to common stockholders, before discontinued operations	1,905.9	708.1	152.7
Loss from discontinued operations (1)	—	—	(549.0)
Net income (loss) attributable to common stockholders	$1,905.9	$708.1	$(396.3)

Denominator:
Basic weighted average shares outstanding	255.5	252.2	254.0
Effect of dilutive stock options and non-participating securities	4.3	3.5	3.9
Diluted weighted average shares outstanding	259.8	255.7	257.9

Basic earnings per share from continuing operations	$7.46	$2.81	$0.60
Basic loss per share from discontinued operations	—	—	(2.16)
Basic earnings (loss) per share attributable to common stockholders	$7.46	$2.81	$(1.56)

Diluted earnings per share from continuing operations	$7.34	$2.77	$0.59
Diluted loss per share from discontinued operations	—	—	(2.13)
Diluted earnings (loss) per share attributable to common stockholders	$7.34	$2.77	$(1.54)

(1)	Net of income attributable to noncontrolling interests of discontinued operations of $4.3 million for the fiscal year ended September 30, 2016.

Weighted average shares include zero, 0.2 million and 0.3 million of reserved, but unissued shares at September 30, 2018, 2017 and 2016. These reserved shares were distributed as claims were liquidated or resolved in accordance with the resolution of Smurfit-Stone bankruptcy claims. The final bankruptcy distributions were made in fiscal 2018.

Options and restricted stock in the amount of 0.2 million, 0.7 million and 1.6 million common shares in fiscal 2018, 2017 and 2016, respectively, were not included in computing diluted earnings per share because the effect would have been antidilutive. The dilutive impact of the remaining awards outstanding in each year were included in the effect of dilutive securities.